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       Investments(R)







                                                 April 29, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust II (the "Trust")
     (File Nos. 333-110037 and 811-21460)
     CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus relating to the offering of Pioneer Growth Leaders Fund, Class A, Class B, Class C and Class R shares; Pioneer Strategic Growth Fund, Class A, Class B, Class C and Class R shares; Pioneer Small and Mid Cap Growth Fund, Class A, Class B, Class C, Class R and Class Y shares; Pioneer AmPac Growth Fund, Class A, Class B, Class C, Class R and Class Y shares; Pioneer Growth Opportunities Fund, Class A, Class B, Class C and Investor Class shares, Pioneer Municipal Bond Fund, Class A, Class B, Class C and Investor Class shares, Pioneer California Tax Free Income Fund, Class A, Class B, Class C and Investor Class shares; Pioneer Tax Free Money Market Fund, Class A, Class B, Class C and Investor Class shares and the multi class statement of additional information for each fund of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 9 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001016964-05-000146) on April 22, 2005.

           If you have any questions or comments concerning the foregoing or the attachment, please contact me at (617) 517-8909.

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

Enclosures

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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